Related Parties Transactions (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure of transactions between related parties [line items]
Back office and professional services amount	$ 1,600,000	$ 1,900,000	$ 1,700,000
Trade payable balances due to related parties	150,000	0
Trade receivables balances due from related parties	1,530,000	$ 1,865,000
Sapiens [Member]
Disclosure of transactions between related parties [line items]
Services obtained from Asseco	1,600,000
Services provided to Asseco	8,250,000
Fees paid for board services in affiliates	28,600
Matrix [Member]
Disclosure of transactions between related parties [line items]
Services provided to Asseco	564,000			€ 0.5
Fees paid for board services in affiliates	$ 30,000